Segment Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total operating revenues		$ 224,801	$ 211,032
Depreciation and amortization		(54,222)	(56,284)
Other operating expenses		(84,514)	(122,165)
Impairment losses, investments			(41,597)
Other operating losses		(36,549)	14,443
Operating income		49,516	5,429
Inter segment and segment operating income/(loss)		49,516	5,429
Equity in net losses of affiliates		(177,301)	(39,869)
Total assets		4,369,239		$ 4,632,144
Investments in affiliates		312,601		508,805
Asset impairment charges		0	41,597
Operating Segments | Vessel Operations
Segment Reporting Information [Line Items]
Total operating revenues		115,753	101,984
Depreciation and amortization		(30,252)	(32,182)
Other operating expenses		(56,022)	(93,305)
Impairment losses, investments			(41,597)
Other operating losses		532	9,260
Operating income		30,011	(55,840)
Inter segment and segment operating income/(loss)		30,338	(55,498)
Equity in net losses of affiliates		(147,276)	(28,946)
Total assets		2,335,443		2,583,209
Investments in affiliates		102,513		247,112
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues		109,048	109,048
Depreciation and amortization		(23,970)	(24,102)
Other operating expenses		(28,492)	(28,860)
Impairment losses, investments			0
Other operating losses		(37,081)	5,183
Operating income		19,505	61,269
Inter segment and segment operating income/(loss)		19,505	61,269
Equity in net losses of affiliates		0	0
Total assets		1,830,421		1,793,628
Investments in affiliates		0		0
Operating Segments | Power
Segment Reporting Information [Line Items]
Total operating revenues		0	0
Depreciation and amortization		0	0
Other operating expenses		0	0
Impairment losses, investments			0
Other operating losses		0	0
Operating income		0	0
Inter segment and segment operating income/(loss)		0	0
Equity in net losses of affiliates		(30,025)	(10,923)
Total assets		210,088		261,693
Investments in affiliates		210,088		261,693
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total operating revenues		0	0
Depreciation and amortization		0	0
Other operating expenses		0	0
Impairment losses, investments			0
Other operating losses		0	0
Operating income		0	0
Inter segment and segment operating income/(loss)		(327)	(342)
Equity in net losses of affiliates		0	0
Total assets		(6,713)		(6,386)
Investments in affiliates		0		$ 0
Intersegment Eliminations | Vessel Operations
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)		327	342
Intersegment Eliminations | FLNG
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)		0	0
Intersegment Eliminations | Power
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)		0	$ 0
Golar Viking
Segment Reporting Information [Line Items]
Asset impairment charges	$ 34,300
OLT Offshore LNG Toscana S.p.A.
Segment Reporting Information [Line Items]
Asset impairment charges		$ 7,300